Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 9 — Commitments and Contingent Liabilities

IIA grants

During 2018, the Company received approval from the Israel Innovation Authority (“IIA”) for its participation in 50% of the research and development costs of the Company based on a budget approved by the IIA in the amount of approximately $720 thousand (NIS 2.7 million), subject to the fulfillment of specified milestones, for the period from August 2018 till July 2019. As of December 31, 2020, the Company received the entire amount it was entitled to, of approximately $362 thousand (NIS 1.3 million).

During 2019, the Company received an approval from the Israel Innovation Authority (“IIA”) for its participation in 30% of the research and development costs of the Company based on a budget approved by the IIA in the amount of approximately $1,296 thousand (NIS 4.5 million), subject to the fulfillment of specified milestones, for the period from September 2019 till August 2020. As of December 31, 2021, the Company received the entire amount it was entitled to of approximately $357 thousand (NIS 1.2 million).

The Company is committed to pay royalties to the IIA on proceeds from sale of products in the research and development of which the Government participates by way of grant. Under the terms of the Company’s funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products from projects so funded, up to 100% of the grant received by the Company, linked to the dollar with an additional interest of an annual rate based on LIBOR. In October 2023, it was published that the interest rate on the support grants will be replaced with the 12-month term SOFR published on the first trading day of each calendar year.

As of December 31, 2025, the total royalty amount that may be payable by the Company is approximately $411 thousands ($541 thousands including interest).

The Company recognized expenses for payment of royalties in the amount of $171 thousands and $144 thousands, respectively, for the year ended December 31, 2025 and 2024, respectively.

TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

LifeSci Advisory Agreement

On October 28, 2025, the Company entered into an advisory agreement with Cybra and LifeSci pursuant to which LifeSci will provide certain financial advisory and investment banking services to Cyabra. In connection with such engagement, LifeSci will receive a retainer fee of ordinary shares of Cyabra which will convert into 105,000 PubCo Shares upon the closing of the Business Combination and an advisory fee of $1,050,000 paid in PubCo Shares 90 days after the closing of the Business Combination.

Ladenburg Advisory Agreement

On October 28, 2025, the Company entered into an advisory agreement with Cyabra and Ladenburg pursuant to which Ladenburg will provide financial advisory and investment banking services to Cyabra. In connection with such engagement, Ladenburg will receive an advisory fee of $1,050,000 paid in PubCo Shares 90 days after the closing of the Business Combination.

Amendment of Merger Agreement

On November 6, 2025, the Merger Agreement has been amended in order to, among other things; (i) amend the provision related to the PIPE Investment to reflect that the PIPE Investors will receive Holdings Series B Preferred Stock and not Holdings Common Stock; (ii) amend the Base Purchase Price from $70,000,000 to $106,000,000; (iii) amend the First Calculation Period (as defined in the Merger Agreement) from December 31, 2025 to December 31, 2026; and (iv) amend the Outside Date to February 1, 2026.

PIPE Financing

On December 18, 2025, the Company entered into subscription agreements with certain investors providing for aggregate investments in the amount of no less than $6,000,000 in Holdings Series B Preferred Stock in a private placement that will close concurrently with the closing of the Business Combination (the “PIPE Investment”). In the event that in excess of $3,500,000 remains in the Trust Account after redemption of the Trailblazer common stock in connection with the Business Combination, the PIPE Investment shall be reduced by the amount by which the Trust Account exceeds $3,500,000. Further, up to $1,000,000 of the PIPE Investment may be provided upon the initial filing of the Registration Statement with the SEC, if mutually agreed upon between the parties.